Employee benefit plans: (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
401(k) plan
Maximum percentage of eligible annual compensation that the employee can contribute subject to IRS limitations	60.00%
Percentage of employee's contribution percent matched	75.00%
Employer matching contribution, as a percent of employee's eligible compensation	6.00%
Amount of contributions to the matching feature of the 401(k) plan	$ 1,497,000	$ 1,436,000	$ 1,371,000
Contribution to employer retirement contribution feature (as a percent)	11.00%
Amount of contributions to the employer retirement contribution feature of the 401(k) plan	$ 3,903,000	$ 3,791,000	$ 3,678,000
Deferred compensation plans
Number of deferred compensation plans | item	2	2
Deferred compensation plan assets	$ 2,387,000	$ 2,145,000
Deferred compensation liability	$ 2,387,000	$ 2,145,000